Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
At start of year	£ 5,965	£ 6,392
Acquisitions	626	77
Disposals/reclassified as held for sale	(25)	(72)
Transfers		11
Exchange translation differences	333	(443)
At end of year	£ 6,899	£ 5,965